Organization and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Fair Values of Assets and Liabilities

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of September 30, 2014 (in thousands):

	Total	Level 1	Level 2	Level 3
ASSETS:
Cash equivalents	$5	$5	$—	$—

LIABILITIES:
Warrants to purchase common stock	$—	$—	$—	$—

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of December 31, 2013 (in thousands):

	Total	Level 1	Level 2	Level 3
ASSETS:
Cash equivalents	$5	$5	$—	$—

LIABILITIES:
Warrants to purchase common stock	$4,925	$—	$—	$4,925

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of December 31, 2013 (in thousands):

	Total	Level 1	Level 2	Level 3

ASSETS:
Cash equivalents	$5	$5	$—	$—

LIABILITIES:
Warrants to purchase common stock	$4,925	$—	$—	$4,925

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of December 31, 2012 (in thousands):

	Total	Level 1	Level 2	Level 3

ASSETS:
Cash equivalents	$5	$5	$—	$—

Fair Value Measurement and Unobservable Rollforward Activity of Liabilities

The following table displays the rollforward activity of liabilities with inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity) (in thousands):

Warrants to purchase common stock
Beginning balance at December 31, 2012	$—
Issuances of warrants	5,986
Exercise of warrants	(1,815)
Adjustments to estimated fair value	754

Ending balance at December 31, 2013	4,925
Issuances of warrants	—
Exercise of warrants	—
Adjustments to estimated fair value	(1,894)
Warrants exchanged for common stock	(3,031)

Ending balance at September 30, 2014	$—

The following table displays the rollforward activity of liabilities with inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity) (in thousands):

Warrants to purchase common stock

Ending balance at December 31, 2011	$38
Issuances of warrants	—
Adjustments to estimated fair value due to expiry	(38)

Ending balance at December 31, 2012	—
Issuances of warrants	5,986
Exercise of warrants	(1,815)
Adjustments to estimated fair value	754

Ending balance at December 31, 2013	$4,925